Dec. 19, 2019
Federated Adviser Series

Federated Emerging Markets Equity Fund

INSTITUTIONAL SHARES (TICKER PIEFX)

Federated International Equity Fund

CLASS A SHARES (TICKER PMIEX)
CLASS C SHARES (TICKER PIUCX)
INSTITUTIONAL SHARES (TICKER PIUIX)
CLASS R6 SHARES (TICKER PEIRX)

Federated International Growth Fund

INSTITUTIONAL SHARES (TICKER PIGDX)

Federated MDT Large Cap Value Fund

CLASS A SHARES (TICKER FSTRX)
CLASS C SHARES (TICKER QCLVX)
INSTITUTIONAL SHARES (TICKER FMSTX)

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES AND PROSPECTUSES

Each of the Federated Funds listed in the table below has entered into an Agreement and Plan of Reorganization (each an "Agreement") providing for: (i) the transfer of all or substantially all of the assets of the corresponding PNC Fund listed in the table below (which offers the classes listed in the table below) (the "PNC Shares") in exchange solely for shares of each corresponding Federated Fund (the "Federated Shares"); (ii) the distribution of the Federated Shares to the holders of the corresponding outstanding PNC Shares; and (iii) the liquidation and termination of the PNC Funds upon the terms and conditions set forth in the Agreement (each a "Reorganization").

The above-described Reorganizations were approved by the PNC Funds shareholders at a special meeting of shareholders held on November 5, 2019, and the Reorganizations became effective at 4:00 p.m. Eastern time on November 15, 2019. Accordingly, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnote to the table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) December 1, 2020; or (b) the date of the next effective Prospectus of each Federated Fund.

PNC Funds (each a series of PNC Funds)	Federated Funds (each a series of Federated Adviser Series)
PNC Emerging Markets Equity Fund	Federated Emerging Markets Equity Fund
Class A	Institutional Shares
Class I	Institutional Shares
Class R6	Institutional Shares
PNC International Equity Fund	Federated International Equity Fund
Class A	Class A
Class C	Class C
Class I	Institutional Shares
Class R6	Class R6
PNC International Growth Fund	Federated International Growth Fund
Class A	Institutional Shares
Class I	Institutional Shares
Class R6	Institutional Shares
PNC Multi-Factor Large Cap Value Fund	Federated MDT Large Cap Value Fund
Class A	Class A
Class C	Class C
Class I	Institutional Shares